PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 412	$ 338
Accumulated Depreciation, Property, Plant, and Equipment	172	111
Depreciated cost	240	227
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	179	146
Accumulated Depreciation, Property, Plant, and Equipment	92	50
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	122	84
Accumulated Depreciation, Property, Plant, and Equipment	12	7
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	96	93
Accumulated Depreciation, Property, Plant, and Equipment	55	42
Clinical and Medical Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	15	15
Accumulated Depreciation, Property, Plant, and Equipment	$ 13	$ 12